Amount Due From/(to) Related Companies/Holding Company (Tables)	6 Months Ended
Dec. 31, 2023
Amount Due From/(to) Related Companies/Holding Company [Abstract]
Schedule of Amount Due From/(to) Related Companies/Holding Company
	31 December 2023	30 June 2023
	RM	RM
Amount due from related companies
- trade	-	29,105,000
- non-trade	-	38,070,000
	-	67,175,000

Amount due to related companies
- trade	-	(100,000)
- non-trade	-	(27,800,000)
	-	(27,900,000)

Amount due to holding company
- non-trade	-	(21,500,000)